Additional disclosures in respect of guaranteed securities Balance sheet (Details) - GBP (£) £ in Millions	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2017	Mar. 31, 2017
Disclosure of information about consolidated structured entities [line items]
Goodwill	£ 5,860	£ 5,444
Other intangible assets	990	899
Property, plant and equipment	42,661	39,853
Other non-current assets	96	115
Amounts owed by subsidiary undertakings, non-current	0	0
Pension assets	1,754	1,409
Financial and other investments	1,283	3,067
Derivative financial assets	1,159	1,319
Total non-current assets	53,803	52,106
Inventories and current intangible assets	440	341
Trade and other receivables	2,335	2,798
Current tax assets	89	114
Amounts owed by subsidiary undertakings, current	0	0
Financial and other investments	1,658	2,694	£ 2,573	£ 8,741
Derivative financial assets	189	405
Cash and cash equivalents	130	329	39	1,139
Assets held for sale	2,121	0
Total current assets	6,962	6,681
Total assets	60,765	58,787
Borrowings	(4,134)	(4,447)
Derivative financial liabilities	(355)	(401)
Trade and other payables	(3,144)	(3,453)
Contract liabilities	(26)	0
Current payables to related parties	0	0
Current tax liabilities	(137)	(123)
Provisions	(379)	(273)
Liabilities held for sale	(50)	0
Current liabilities	(8,225)	(8,697)
Borrowings	(23,510)	(22,178)
Derivative financial liabilities	(780)	(660)
Other non-current liabilities	(868)	(1,317)
Contract liabilities	(834)	0
Non-current payables to related parties	0	0
Deferred tax liabilities	(3,902)	(3,636)
Non-current provisions for employee benefits	(1,424)	(1,672)
Other non-current provisions	(1,887)	(1,779)
Non-current liabilities	33,205	31,242
Liabilities	(41,430)	(39,939)
Net assets	19,335	18,848
Share capital	457	452
Share premium account	1,316	1,321
Retained earnings	21,587	21,599
Other equity reserves	(4,043)	(4,540)
Total shareholders’ equity	19,317	18,832
Non-controlling interests	18	16
Total equity	19,335	18,848	£ 16,872	£ 20,384
Parent Guarantor [Member]
Disclosure of information about consolidated structured entities [line items]
Goodwill	0	0
Other intangible assets	0	0
Property, plant and equipment	0	0
Other non-current assets	9	0
Amounts owed by subsidiary undertakings, non-current	352	350
Pension assets	0	0
Financial and other investments	22,983	21,708
Derivative financial assets	8	18
Total non-current assets	23,352	22,076
Inventories and current intangible assets	0	0
Trade and other receivables	0	0
Current tax assets	0	0
Amounts owed by subsidiary undertakings, current	12,710	11,253
Financial and other investments	718	939
Derivative financial assets	546	308
Cash and cash equivalents	67	0
Assets held for sale	0
Total current assets	14,041	12,500
Total assets	37,393	34,576
Borrowings	(832)	(779)
Derivative financial liabilities	(58)	(187)
Trade and other payables	(64)	(62)
Contract liabilities	0
Current payables to related parties	(14,000)	(11,810)
Current tax liabilities	0	0
Provisions	0	0
Liabilities held for sale	0
Current liabilities	(14,954)	(12,838)
Borrowings	(782)	(773)
Derivative financial liabilities	(232)	(41)
Other non-current liabilities	0	0
Contract liabilities	0
Non-current payables to related parties	(2,108)	(2,092)
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Other non-current provisions	0	0
Non-current liabilities	3,122	2,906
Liabilities	(18,076)	(15,744)
Net assets	19,317	18,832
Share capital	457	452
Share premium account	1,316	1,321
Retained earnings	21,587	21,599
Other equity reserves	(4,043)	(4,540)
Total shareholders’ equity	19,317	18,832
Non-controlling interests	0	0
Total equity	19,317	18,832
Issuer Of Notes - Nigara Mohawk Power Coporation [Member]
Disclosure of information about consolidated structured entities [line items]
Goodwill	743	691
Other intangible assets	3	3
Property, plant and equipment	6,769	6,148
Other non-current assets	6	3
Amounts owed by subsidiary undertakings, non-current	0	0
Pension assets	268	231
Financial and other investments	34	30
Derivative financial assets	6	2
Total non-current assets	7,829	7,108
Inventories and current intangible assets	61	36
Trade and other receivables	574	515
Current tax assets	0	0
Amounts owed by subsidiary undertakings, current	84	130
Financial and other investments	2	15
Derivative financial assets	11	7
Cash and cash equivalents	3	4
Assets held for sale	0
Total current assets	735	707
Total assets	8,564	7,815
Borrowings	(625)	(51)
Derivative financial liabilities	(6)	(36)
Trade and other payables	(323)	(318)
Contract liabilities	0
Current payables to related parties	(36)	0
Current tax liabilities	(217)	(202)
Provisions	(20)	(23)
Liabilities held for sale	0
Current liabilities	(1,227)	(630)
Borrowings	(1,667)	(2,087)
Derivative financial liabilities	(6)	(18)
Other non-current liabilities	(472)	(281)
Contract liabilities	0
Non-current payables to related parties	0	0
Deferred tax liabilities	(694)	(626)
Non-current provisions for employee benefits	(757)	(765)
Other non-current provisions	(280)	(248)
Non-current liabilities	3,876	4,025
Liabilities	(5,103)	(4,655)
Net assets	3,461	3,160
Share capital	144	133
Share premium account	2,362	2,194
Retained earnings	954	830
Other equity reserves	1	3
Total shareholders’ equity	3,461	3,160
Non-controlling interests	0	0
Total equity	3,461	3,160
Other subsidiaries [Member]
Disclosure of information about consolidated structured entities [line items]
Goodwill	5,117	4,753
Other intangible assets	987	896
Property, plant and equipment	35,892	33,705
Other non-current assets	90	112
Amounts owed by subsidiary undertakings, non-current	2,109	2,092
Pension assets	1,486	1,178
Financial and other investments	3,779	5,221
Derivative financial assets	1,145	1,299
Total non-current assets	50,605	49,256
Inventories and current intangible assets	379	305
Trade and other receivables	1,761	2,283
Current tax assets	298	307
Amounts owed by subsidiary undertakings, current	13,949	11,777
Financial and other investments	938	1,740
Derivative financial assets	99	46
Cash and cash equivalents	60	325
Assets held for sale	2,121
Total current assets	19,605	16,783
Total assets	70,210	66,039
Borrowings	(2,677)	(3,617)
Derivative financial liabilities	(758)	(134)
Trade and other payables	(2,757)	(3,073)
Contract liabilities	(26)
Current payables to related parties	(12,707)	(11,350)
Current tax liabilities	(129)	(114)
Provisions	(359)	(250)
Liabilities held for sale	(50)
Current liabilities	(19,463)	(18,538)
Borrowings	(21,061)	(19,318)
Derivative financial liabilities	(542)	(601)
Other non-current liabilities	(396)	(1,036)
Contract liabilities	(834)
Non-current payables to related parties	(353)	(350)
Deferred tax liabilities	(3,217)	(3,010)
Non-current provisions for employee benefits	(667)	(907)
Other non-current provisions	(1,607)	(1,531)
Non-current liabilities	28,677	26,753
Liabilities	(48,140)	(45,291)
Net assets	22,070	20,748
Share capital	180	180
Share premium account	9,032	9,032
Retained earnings	12,732	11,511
Other equity reserves	108	9
Total shareholders’ equity	22,052	20,732
Non-controlling interests	18	16
Total equity	22,070	20,748
Consolidating Adjustments [Member]
Disclosure of information about consolidated structured entities [line items]
Goodwill	0	0
Other intangible assets	0	0
Property, plant and equipment	0	0
Other non-current assets	(9)	0
Amounts owed by subsidiary undertakings, non-current	(2,461)	(2,442)
Pension assets	0	0
Financial and other investments	(25,513)	(23,892)
Derivative financial assets	0	0
Total non-current assets	(27,983)	(26,334)
Inventories and current intangible assets	0	0
Trade and other receivables	0	0
Current tax assets	(209)	(193)
Amounts owed by subsidiary undertakings, current	(26,743)	(23,160)
Financial and other investments	0	0
Derivative financial assets	(467)	44
Cash and cash equivalents	0	0
Assets held for sale	0
Total current assets	(27,419)	(23,309)
Total assets	(55,402)	(49,643)
Borrowings	0	0
Derivative financial liabilities	467	(44)
Trade and other payables	0	0
Contract liabilities	0
Current payables to related parties	26,743	23,160
Current tax liabilities	209	193
Provisions	0	0
Liabilities held for sale	0
Current liabilities	27,419	23,309
Borrowings	0	0
Derivative financial liabilities	0	0
Other non-current liabilities	0	0
Contract liabilities	0
Non-current payables to related parties	2,461	2,442
Deferred tax liabilities	9	0
Non-current provisions for employee benefits	0	0
Other non-current provisions	0	0
Non-current liabilities	(2,470)	(2,442)
Liabilities	29,889	25,751
Net assets	(25,513)	(23,892)
Share capital	(324)	(313)
Share premium account	(11,394)	(11,226)
Retained earnings	(13,686)	(12,341)
Other equity reserves	(109)	(12)
Total shareholders’ equity	(25,513)	(23,892)
Non-controlling interests	0	0
Total equity	£ (25,513)	£ (23,892)